Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges
Beginning Balance	£ (1,575)	£ 129
Effective portion of changes in fair value:	(169)	425
Income statement transfers:	1,248	(2,129)
Ending Balance	(496)	(1,575)
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	445	(1,160)
Income statement transfers:	469	96
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(377)	1,604
Income statement transfers:	392	(1,692)
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(237)	(19)
Income statement transfers:	£ 387	£ (533)